Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2021	2020
	$m	$m
Goodwill	5,033	5,881
Present value of in-force long-term insurance business	9,453	9,435
Other intangible assets[1]	6,136	5,127
At 31 Dec	20,622	20,443
1Included within other intangible assets is internally generated software with a net carrying value of $5,430m (2020: $4,452m). During the year, capitalisation of internally generated software was $2,373m (2020: $1,934m), impairment was $137m (2020: $1,322m) and amortisation was $1,183m (2020: $1,085m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2021	2020
	$m	$m
Gross amount
At 1 Jan	23,135	22,084
Exchange differences	(905)	967
Other	(15)	84
At 31 Dec	22,215	23,135
Accumulated impairment losses
At 1 Jan	(17,254)	(16,494)
Impairment losses	(587)	(41)
Exchange differences	659	(719)
At 31 Dec	(17,182)	(17,254)
Net carrying amount at 31 Dec	5,033	5,881

Movements in PVIF
	2021	2020
	$m	$m
At 1 Jan	9,435	8,945
Change in PVIF of long-term insurance business	130	382
– value of new business written during the year	1,090	776
– expected return[1]	(903)	(1,003)
– assumption changes and experience variances (see below)	(105)	604
– other adjustments	48	5
Exchange differences and other movements	(112)	108
At 31 Dec	9,453	9,435
1‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

Disclosure of key assumption in value in use calculation

Impairment results and key assumptions in VIU calculations – impaired CGU at 1 October 2021
	Carrying amount	of which goodwill	Value in use	Impairment	Discount rate	Growth rate beyond initial cash flow projections
	$bn	$bn	$bn	$bn	%	%
Latin America – WPB	2.3	0.6	1.7	0.6	14.5	4.8

Key assumptions in VIU calculation – significant CGUs at 1 October 2021
	Goodwill at 1 Oct 2021	Discount rate	Growth rate beyond initial cash flow	Goodwill at 1 Oct 2020	Discount rate	Growth rate beyond initial cash flow projections
	$m	%	%	$m	%	%
Europe – WPB	3,556	9.2	1.8	3,582	9.6	1.9

Disclosure impairment results and key assumptions in VIU calculation

	Input	Key assumptions	Associated risks	Reasonably possible change
Cash-generating unit
Europe – WPB	Forecast profitability	•Level of interest rates and yield curves. •Competitors’ position within the market. •Level and change in unemployment rates.	•Uncertain regulatory environment. •Customer remediation and regulatory actions.	•Forecast profitability projections decrease by 30%. This does not result in an impairment.
	Discount rate	Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	•External evidence suggests that the rate used is not appropriate to the business.	•Discount rate increases by 100bps. This does not result in an impairment.

Sensitivity of VIU to reasonably possible changes in key assumptions and changes to current assumptions to achieve nil headroom
In $bn (unless otherwise stated)	Europe – WPB
At 1 October 2021
Carrying amount	18.8
VIU	29.8
Impact on VIU
100bps increase in the discount rate – single variable	(3.7)
30% decrease in forecast profitability – single variable	(9.2)
Cumulative impact of all changes	(11.7)
Changes to key assumption to reduce headroom to nil – single variable
Discount rate – bps	409
Profit cash flows – %	36

Disclosure of assumptions for long-duration contracts

	2021		2020
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	1.40	0.69	0.71	0.34
Weighted average risk discount rate	5.20	1.55	4.96	1.34
Expense inflation	3.00	1.80	3.00	1.60
1For 2021, the calculation of France’s PVIF assumes a risk discount rate of 1.55% (2020: 1.34%) plus a risk margin of $215m (2020: $213m).